Supplement to Symetra True Variable Annuity® Prospectus
Supplement dated March 9, 2018
to Prospectus dated May 1, 2016 as supplemented

Effective March 16, 2018, the Virtus Equity Equity Trend Series will only be available if you have been continuously invested in it since March 15, 2018.